Other Receivables, Net (Tables)	6 Months Ended
Jun. 30, 2026
Other Receivables, Net [Abstract]
Schedule of Other Receivables

Other receivables consisted of the following:

	As of December 31, 2025	As of June 30, 2026	As of June 30, 2026
	RMB	RMB	US$
Other deposits*	57,693,075	—	—
Other current assets**	3,560,759	2,536,786	373,876
Advance to employees***	1,303,893	1,306,943	192,620
Deposits	1,300,673	1,357,176	200,023
Prepaid expenses	1,308,166	1,209,180	178,211
Others	622,002	656,227	96,716
Subtotal	65,788,568	7,066,312	1,041,446
Allowance for expected credit losses	(2,270,607)	(2,264,607)	(333,762)
Total	63,517,961	4,801,705	707,684

*	Other deposits represent pre-paid amounts for public relation and marketing advisory agreements, which are refundable due to their cancellation or termination.

**	Other current assets represent the balance of input of value added tax (“VAT”) which will be deductible from output VAT incurred in the next twelve months.

***	Advance to employees represent cash paid in advance to employees for the business expenses that are anticipated to be incurred by the employee on behalf of the Group and loan to employees that borrowers will repay over time.

Schedule of Allowance for Expected Credit Losses Against Other Receivables

The following table presents movement of allowance for expected credit losses against other receivables:

	For the Six Months Ended June 30,
	2025	2026	2026
	RMB	RMB	US$
Balance at the beginning of the period	2,677,828	2,270,607	334,646
Accrual	2,220	45,000	6,632
Reversal	(601,758)	(51,000)	(7,516)
Balance at the end of the period	2,078,290	2,264,607	333,762